UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-825

American Growth Fund, Inc.
(Exact name of registrant as specified in charter)

1917 Market Street, Denver, Colorado, 80202
(Address of principal executive offices) (Zip code)

Registrants telephone number, including area code: 303-626-0600

Date of fiscal year end: 07/31/2012

Date of reporting period: 07/01/2011 - 06/30/2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant´s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

Name of Security	Ticker Symbol and Cusip number	Shareholder Meeting Date	Identification Voted On	Proposed	Cast its Vote (Yes or No)	How Cast its Vote (Yes, No or Abstain)	Cast its Vote For or Against Management
Cephalon, Inc.	CEPH 156708109	07/14/2011	1. Proposal to adopt the agreement and plan of merger by and among Cephalon, Inc. Teva Pharmaceutical industries LTD and Copper Acquisition Corp.
2. Proposal to adjourn the special meeting to a later date to solicit additional proxies if there are insufficient votes.
			3. Non-binding proposal to approve certain compensation arrangements for Cephalon, Inc.´s named executive officers in connection with the merger contemplated in the agreement and plan of merger.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
NetApp	NTAP 64110D104	08/31/2011	1. Directors Recommend
2. To approve an amendment to the 1999 stock option plan to increase the share reserve by an additional shares of common stock.
3. To approve an amendment to the company´s employee stock purchase plan.
4. To Approve an advisory vote on named executive officer compensation
5. To Approve an advisory vote on the frequency of future advisory votes on named executive officer compensation.
			4. To ratify the appointment of Deloitte & Touche LLP as independent auditors.	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For 3 Years For	For For For For Against For
Cisco Systems, Inc.	CSCO 17275R102	12/07/2011	1. Directors Recommend
2. Approval of amendment and restatement of the CISCO 2005 stock incentive plan.
3. Approval, on an advisory basis, of executive compensation
4. Recommendation, on an advisory basis, on the frequency of executive compensation votes.
5. Ratification of Pricewaterhousecoopers LLP as CISCO´s independent registered public accounting firm for fiscal 2012
6. Approval to amend CISCO´S bylaws to establish a board committee on environmental sustainability.
7. Approval to require the board to publish internet fragmentation report to shareholders within six months.
			8. Approval to require that CISCO executives retain a significant percentage of stock until two years following termination.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes	For For For 3 Years For Against Against Against	For For For Against For For For For
Parexel International Corp	PRXL 699462107	12/08/2011	1. Directors Recommend
2. Approve, in an advisory vote, the compensation of our named executive officers as presented in the proxy statement.
3. Approve, in an advisory vote, the frequency with which executive compensation will be subject to future advisory shareholder votes
			4. To ratify the selection of Ernst & Young LLP as the company´s independent registered public accounting firm	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For 3 Years For	For For Against For
Walgreen Co.	WAG 931422109	1/11/2012	1. Directors Recommend
2. Ratify the appointment of Deloitte & Touche LLP as Co´s independent registered public accounting firm.
3. Approval of the Walgreen Co.´s independent registered public accounting firm.
4. Advisory vote on the approval of named executive officer compensation.
5. advisory vote on frequency of future advisory votes on named executive officer compensation.
			6. shareholder proposal regarding an executive equity retention policy.	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For 3 Years Against	For For For For Against For
Fair Isaac Corporation	FICO 303250104	2/7/2012	1. Directors Recommend
2. To approve the adoption of the proposed 2012 long-term incentive plan.
3. To approve the advisory (non-binding) resolution relating to the Company´s executive officer compensation
			4. To ratify the appointment of Deloitte & Touche LLP as the Company´s independent auditors	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Complete Production Services, Inc.	CPX 20453E109	2/07/2012	1. To adopt the agreement and plan of merger.
2. To approve on a non-binding advisory basis, the compensation that may become payable to our named executive officers in connection with the merger.
			3. To authorized our board of directors in its discretion, to adjourn the special meeting to a later date or dates to solicit additional proxies in favor of the proposal to adopt the agreement and plan of merger.	Issuer Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Hill-Rom Holdings, Inc.	HRC 431475102	3/6/2012	1. Directors Recommend 2. To approve, by non-binding advisory vote, executive compensation. 3. Ratify the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
General Electric Company	GE 369604103	04/25/2012	A. Election of Directors
B1 . Ratification of selection of independent registered public accounting firm
B2. Advisory resolution on executive compensation.
B3. Approval of an amendment to the ge 2007 long-term incentive plan to increase the number of authorized shares
B4. Approval of the material terms of senior officer performance goals
C1. Cumulative voting
C2. Nuclear activities
C3. Independent board chairman
			C4. Shareowner action by written consent	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For Against Against Against Against	For For For For For For For For For
Bristol-Myers Squibb Company	BMY 110122108	03/09/2012	1. Election of Directors
2. Ratification of the appointment of independent registered public accounting firm.
3. Advisory vote on the compensation of our named executive officers.
4. Proposal on the approval of the 2012 stock award and incentive plan
5. Cumulative
6. Transparency in animal research
			7. Shareholder action by written consent	Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes	For For For For Against Against Against	For For For For For For For
EMC Corporation	EMC 268648102	5/01/2012	1. Election of Directors
2. To ratify the selection by the audit committee of Pricewaterhousecoopers LLP as independent auditors.
			3. Advisory approval of our executive compesation, as described in EMC´s proxy statement	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
RPC, INC	RES 749660106	04/24/2012	1. Election of Directors 2. To ratify the appointment of the Grant Thornton LLP as independent registered public accounting firm for the fiscal year 2011	Issuer Issuer	Yes Yes	For For	For For
Kansas City Southern	KSU 485170302	5/03/2012	1. Election of Directors
2. Ratification of the audit committee´s selection of KPMG LLP as our independent registered public accounting firm for 2010.
3A TO 3C. Approval of amended and restated certificate of incorporation.
4. Advisory (non-binding) vote approving the 2011 compensation of our named executive officers.
			5. Consider and act on a stockholder proposal regarding adopting simple majority voting.	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For Against	For For For For For
AXA Financial	AXA 54536107	04/25/2012	1. Approval of the Co´s financial statements for 2011 - parent only
2. Approval of the consolidated financial statements for 2011
3. Earnings appropriation and declaration of a dividend of 0.69 per share
4. Approval of the statutory auditors´ special report on regulated agreement.
5. Re-Appointment of Mr. Francois Martineau as director.
6. to 7. Appointment of several people as directors.
8. to 14. Appointment of several people as the board of directors.
15. Re-appointment of Pricewaterhousecoopers audit as incumbent statutory auditor.
16. Appointment of Mr. Yves Nicolas as alternate statutory auditor
17. Authorization granted to the board of directors in order to purchase ordinary shares of the company.
18. 19. Delegation of power granted to the board of directors for the purpose of increasing the share capital
20. Authorization granted to the board of directors to reduce the share capital
21. Modification of the bylaws regarding agreements for ongoing business operations conduced in a usual way.
22. Modification of the bylaws regarding the electronic signature.
			23. Authorization to comply with all forma requirements in connection with this meeting.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For Abstain For For For For For For For For	For For For For For For For For For For For For For For For
Intel Corp.	INTC 458140100	05/17/2012	1. Election of Directors
2. Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm
3. Advisory vote to approve executive compensation
			4. Stockholder proposal: whether to hold an advisory vote on political contributions	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For Against	For For For For
Cott Corporation	COT 22163N106	5/1/2012	1. Election of Directors
2. Appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm.
			3. Approval, on a non-binding advisory basis, of the compensation of Cott´s named executive officers.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Chemed Corporation	CHE 16359R103	5/21/2012	1. Election of Directors 2. Ratification of appointment of PricewaterhouseCoopers as the Company´s independent registered public accounting firm. 3. Advisory vote on executive compensation	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Flowserve Corporation	FLS 34354P105	5/17/2012	1. Election of Directors
2. Advisory vote on executive compensation
4. Approve an amendment to the restated certificate of incorporation to eliminate the classified structure
5. Approve an amendment to the restated certificate of incorporation to provide shareholders the right
			6. Ratification of appointment of PricewaterhouseCoopers as the Company´s independent registered public accounting firm.	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For For	For For For For For
Time Warner Cable Inc.	TWC 88732J207	05/17/2012	1. Election of Directors
2. Ratification of auditors
3. Approval of the Time Warner Cable Inc. 2012 annual bonus plan.
4. Advisory vote to approve named executive officer compensation
			5. Stockholder proposal on special stockholder meetings.	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For Against	For For For For For
Time Warner Inc.	TWX 887317303	05/15/2012	1. Election of Directors
2. Ratification of appointment of independent auditors
3. Advisory vote to approve named executive officer compensation.
			4. Stockholder proposal on stockholder action by written consent.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For Against	For For For For
The Middleby Corporation	MIDD 596278101	5/10/2012	1. Election of Directors
2. Approval, by an advisory vote, of the 2011 compensation of the company´s named executive officers.
			3. A stockholder proposal requesting that the board of directors initiate the steps to proved that director nominees	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For None
Teradyne, Inc.	TER 880770102	05/24/2012	1. Election of Directors
2. To approve, in a non-binding, advisory vote, the compensation of the company´s named executive officers.
			5. To ratify the selection of Pricewaterhousecoopers LLP as independent auditors	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Lincoln National Corp.	LNC 534187109	5/24/2012	1. Election of Directors
2. To ratify Ernst and Young LLP as the Company´s independent registered public accounting firm for 2012
			3. To approve an advisory resolution on the Company´s 2011 executive compensation.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Amgen Inc.	AMGN 31162100	05/23/2012	1. Election of Directors
2. To ratify the selection of Ernst & Young LLP as the company´s independent registered public accountants.
3. To approve the advisory on executive compensation.
4. To approve an amendment to our restated certificate of incorporation to authorize stockholder action by written consent.
5A. Stockholder proposal #1
5B. Stockholder proposal #2
5C. Stockholder proposal #3
			5D. Stockholder proposal #4	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes	For For For For Against Against Against Against	For For For For For For For For
Superior Energy Services, Inc.	SPN 868157108	5/16/2012	1. Election of Directors. 2. Approve, by advisory vote, the compensation of our named executive officers. 3. Ratify the appointment of KPMG LLP as our independent registered public accounting firm.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
The Medicines Company	MDCO 584688105	5/22/2012	1. Election of Directors
2. Approve, in an advisory vote, the compensation of our named executive officers as presented in the proxy statement.
			3. Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Petsmart, Inc.	PETM 716768106	4/16/2012	1. Election of Directors.
2. To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm.
3. To approve our 2012 employee stock purchase plan.
			4. To approve, by an advisory vote, executive compensation	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Neustar, Inc.	NSR 64126X201	4/24/2012	1. Election of Directors.
2. Ratification of Ernst & Young LLP as the company´s independent registered public accounting firm.
3. To advisory vote to approve the company´s executive compensation.
4. Approval of the amended and restated Neustar, Inc. 2009 stock incentive plan.
			5. Approval of the Neustar, Inc. employee stock purchase plan.	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For For	For For For For For
Dollar Tree, Inc.	DLTR 256746108	6/14/2012	1. Election of Directors.
2. To approve, on advisory basis, the compensation of the company´s, named executive officers.
			3. To ratify the selection of KPMG as the company´s independent registered public accounting firm.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Growth Fund, Inc.

By: /s/ Robert Brody
Robert Brody
President
Date: 08/22/2012